Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
8
- RELATED PARTY TRANSACTIONS

The Audit Committee has the responsibility to review and approve all transactions to which a related party and the Company may
be a party prior to their implementation, to assess whether such transactions meet applicable legal requirements. Rick Koenigsberger, a former director, is a holder of membership units in SOK Partners.

In connection with the sale of the Series A Preferred Shares on
February
4,
2014,
Joshua Kornberg, our President, Chief Executive Officer and Interim Chairman of the Board, was
one
of the purchasers. Mr. Kornberg purchased
19,231
Series A Preferred Shares for a purchase price of
$25,000
and received warrants to purchase
52
shares of common stock.

SOK Partners, LLC (“SOK”), a
10%
stockholder with Mr. Kornberg and Dr. Samuel Herschkowitz as managing partners, invested in the
July
2014
offering of convertible notes and warrants. In
November
2014,
the convertible noteholders agreed to convert certain balances of the convertible notes in connection with the public offering of the Existing Units, in consideration of the agreement to issue certain additional shares. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Liquidity and Capital Resources – History Financing –
2014
Sales of Convertible Notes and Warrants.” In connection with the Unit Offering in
August
2015,
all such convertible notes were redeemed at a redemption price of
140%
of the principal amount thereof, plus accrued and unpaid interest. The Company paid approximately
$163,000
to SOK in redemption of its convertible note. In addition, Rick Koenigsberger, a former director who resigned on
June
5,
2015,
is a holder of membership units of SOK Partners.

In connection with the Unit Exchange that was consummated on
August
31,
2015,
250
shares of Series A Convertible Stock held by Mr. Kornberg were exchanged for
2,778
Exchange Units.